Reinsurance and Policy Provisions (Intercompany Reinsurance Agreements) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
AEL Re Vermont
Ceded Credit Risk [Line Items]
Risk charges	$ 11.7	$ 2.8